S000005579 [Member] Expense Example, No Redemption - Nuveen Dividend Value Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 666
Expense Example, No Redemption, 3 Years	864
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	1,694
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	173
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	931
Expense Example, No Redemption, 10 Years	2,028
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	398
Expense Example, No Redemption, 10 Years	892
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	348
Expense Example, No Redemption, 10 Years	$ 784